Note 15 - Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Commitments Disclosure [Text Block]
Note
15.
Commitments

Operating Lease Obligations

The Company has entered into operating leases related to roof rights, cellular towers, office space, and equipment leases under various non-cancelable agreements expiring through
June 2024.
Certain of these operating leases include extensions, at the Company's option, for additional terms ranging from one
to
fifteen
years. Amounts associated with the extension periods have
not
been included in the table below as it is
not
presently determinable which options, if any, the Company will elect to exercise. As of
March 31, 2017,
total future operating lease obligations were as follows:

Remainder of 2017	$5,742,994
2018	6,318,665
2019	4,846,377
2020	2,627,912
2021	667,892
Thereafter	231,105
Total	$20,434,945

Rent expenses were as follows:

	Three Months Ended March 31,
	2017	2016
Points of Presence	$2,106,103	$2,075,658
Corporate offices	81,524	149,147
Other	97,256	121,489
Total	$2,284,884	$2,346,294

Rent expenses related to Points of Presence were included in infrastructure and access in the Company’s condensed consolidated statements of operations. Rent expense related to our corporate offices was allocated between general and administrative, sales and marketing, customer support, and network operations expense in the Company’s condensed consolidated statements of operations. Other rent expenses were included in network operations within the Company’s condensed consolidated statements of operations.

In
September 2013,
the Company entered into a new lease agreement for its corporate offices and new warehouse space. The lease commenced on
January 1, 2014
and expires on
December 31, 2019
with an option to renew for an additional
five
-year term through
December 31, 2024.
The Company spent approximately
$600,000
in leasehold improvements in connection with consolidating its corporate based employees from two
buildings into
one
building. The Landlord agreed to contribute
$380,000
in funding towards qualified leasehold improvements and made such payment in
February 2014.
Total annual rent payments began at
$359,750
for
2014
and escalate by
3%
annually reaching
$416,970
for
2019.

In
December 2014,
the Company entered into a new lease agreement in Florida, primarily for a second
sales center. The lease commenced in
February 2015
for
38
months with an option to renew for an additional
60
month period. Total annual rent payments started at
$53,130
and escalated by
3%
annually. In
April 2016,
the Company terminated the Florida lease. Under the terms of the agreement, the Company forfeited its security deposit of
$26,648
and agreed to make a termination payment of
$25,000.

Capital Lease Obligations

The Company has entered into capital leases to acquire property and equipment expiring through
June 2018.
As of
March 31, 2017,
total future capital lease obligations were as follows:

Total Capital lease obligation:
Remainder of 2017	$564,851
2018	161,770
Subtotal	726,621
Less: Interest Expense	(31,709)
Total	$694,912

Total Capital lease obligation:
Current	$665,874
Long-term	29,038
Total	$694,912

Note
15
-
Commitments

Operating Lease Obligations

The Company has entered into operating leases related to roof rights, cellular towers, office space, and equipment leases under various non-cancelable agreements expiring on various dates through
June 2024.
Certain of these operating leases include extensions, at the Company's option, for additional terms ranging from one
to
fifteen
years. Amounts associated with the extension periods have
not
been included in the table below as it is
not
presently determinable which options, if any, the Company will elect to exercise.

As of
December 31, 2016,
total future operating lease obligations were as follows:

Years Ending December 31,
2017	$7,943,370
2018	6,318,665
2019	4,846,377
2020	2,627,912
2021	667,892
Thereafter	231,105
Total	$22,635,322

Rent expenses were as follows:

	Year Ended December 31,
	2016	2015
Points of Presence	$8,491,235	$8,180,389
Corporate offices	335,713	382,234
Other	552,177	414,618
Total	$9,379,125	$8,977,241

Rent expenses related to Points of Presence and other were included in infrastructure and access and Network operations in the Company’s consolidated statements of operations. Rent expense related to the Company’s corporate offices was included in general and administrative expenses in the Company’s consolidated statements of operations.

In
September 2013,
the Company entered into a new lease agreement for its corporate offices and new warehouse space. The lease commenced on
January 1, 2014
and expires on
December 31, 2019
with an option to renew for an additional
five
-year term through
December 31, 2024.
Total annual rent payments begin at
$359,750
for
2014
and escalate by
3%
annually reaching
$416,970
for
2019.

In
December 2014,
the Company entered into a new lease agreement in Florida, primarily for a second
sales center. The lease commenced in
February 2015
for
38
months with an option to renew for an additional
five
-year period. Total annual rent payments started at
$53,130
and escalated by
3%
annually. In
April 2016,
the Company terminated the Florida lease. Under the terms of the agreement, the Company forfeited its security deposit of
$26,648
and agreed to make a termination payment of
$25,000.

Capital Lease Obligations

The Company has entered into capital leases to acquire property and equipment expiring through
June 2018.
As of
December 31, 2016,
total future capital lease obligations were as follows:

Years Ending December 31,
2017	$837,811
2018	143,796
Sub-Total	981,607
Less: Interest expense	31,895
Total capital lease obligations	$949,712
Current	$791,009
Long-Term	$158,703